Equity (Schedule of composition of equity) (Details) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1,485	1,485
Number of shares issued and paid	1,315	1,315	1,314
Number of Special State shares of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1	1
Number of shares issued and paid	1	1